UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                 INVESTMENT COMPANY ACT FILE NUMBER   811-22263

                               FAITHSHARES TRUST
               (Exact name of registrant as specified in charter)
                                    ________

                           Thompson S. Phillips, Jr.
                               J. Garrett Stevens
                           3555 Northwest 58(th) Street
                                   Suite 410
                            Oklahoma City, OK 73112
              (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 405-778-8377

                     DATE OF FISCAL YEAR END: JULY 31, 2011

                    DATE OF REPORTING PERIOD: APRIL 30, 2011

ITEM 1.   SCHEDULE OF INVESTMENTS


[FAITH SHARES LOGO]

Schedule of Investments o Baptist Values Fund




April 30, 2011 (Unaudited)
------------------------------- ----------- -------
                                             Market
Description                     Shares       Value
------------------------------- -------------------
COMMON STOCK -- 98.4%
Consumer Discretionary -- 11.5%
  Gap                                 615 $  14,293
  Johnson Controls                    452    18,532
  Kohl's                              246    12,967
  Limited Brands                      521    21,444
  McDonald's                          185    14,487
  NIKE, Cl B                          175    14,406
  Nordstrom                           333    15,834
  Staples                             595    12,578
  Starbucks                           466    16,865
  Tiffany                             298    20,693
  TJX                                 284    15,228
                                            -------
                                            177,327
                                            -------
Consumer Staples -- 10.6%
  Avon Products                       452    13,279
  Campbell Soup                       348    11,689
  Clorox                              192    13,375
  Colgate-Palmolive                   161    13,580
  Estee Lauder, Cl A                  218    21,146
  General Mills                       335    12,924
  HJ Heinz                            294    15,062
  Procter & Gamble                    212    13,759
  Sara Lee                            873    16,762
  Sysco                               421    12,171
  Whole Foods Market                  322    20,209
                                            -------
                                            163,956
                                            -------
Energy -- 10.7%
  Cimarex Energy                      165    18,247
  Denbury Resources*                  760    17,153
  Devon Energy                        180    16,380
  Marathon Oil                        391    21,130
  Newfield Exploration*               232    16,426
  Noble                               420    18,064
  Range Resources                     263    14,847
  Southwestern Energy*                293    12,851
  Spectra Energy                      607    17,627
  Ultra Petroleum*                    246    12,494
                                            -------
                                            165,219
                                            -------
Financials -- 14.8%
  Aflac                               298    16,745
  American Express                    310    15,215
  Bank of New York Mellon             496    14,364
  Charles Schwab                      847    15,509
  CME Group, Cl A                      42    12,422
  Comerica                            340    12,896
  Fifth Third Bancorp                 958    12,713
  IntercontinentalExchange*           107    12,878
  KeyCorp                           1,570    13,612
  Lincoln National                    471    14,709
  M&T Bank                            146    12,902
  Northern Trust                      256    12,797
  State Street                        347    16,153
  T Rowe Price Group                  254    16,320
  US Bancorp                          566    14,614





Description                       Shares       Market Value
--------------------------------- ------ ------------------
  Vornado Realty Trust++                  164 $  15,855
                                                -----------
                                                229,704
                                                -----------
Health Care -- 10.1%
  Aetna                                   426    17,628
  Allergan                                212    16,867
  Baxter International                    306    17,412
  Becton Dickinson                        181    15,555
  Gilead Sciences*                        363    14,099
  Hospira*                                232    13,161
  Johnson & Johnson                       220    14,458
  McKesson                                184    15,274
  Medtronic                               335    13,986
  Waters*                                 182    17,836
                                                -----------
                                                156,276
                                                -----------
Industrials -- 12.5%
  Cooper Industries                       271    17,872
  Cummins                                 177    21,272
  Deere                                   220    21,450
  Emerson Electric                        276    16,770
  FedEx                                   167    15,977
  First Solar*                            106    14,794
  Rockwell Automation                     242    21,086
  Rockwell Collins                        224    14,134
  Tyco International                      340    16,572
  United Parcel Service, Cl B             210    15,743
  WW Grainger                             121    18,344
                                                -----------
                                                194,014
                                                -----------
Information Technology -- 19.2%
  Adobe Systems*                          394    13,219
  Applied Materials                       982    15,408
  Autodesk*                               458    20,601
  Cisco Systems                           570    10,009
  Dell*                                   919    14,254
  EMC*                                    674    19,101
  Google, Cl A*                            26    14,147
  Hewlett-Packard                         281    11,344
  Intel                                   606    14,053
  International Business Machines         101    17,228
  Microsoft                               495    12,880
  Motorola Mobility Holdings*             220     5,733
  Motorola Solutions*                     252    11,562
  Oracle                                  566    20,404
  Paychex                                 455    14,883
  Salesforce.com*                         134    18,573
  Seagate Technology                      840    14,801
  Symantec*                               868    17,056
  Texas Instruments                       497    17,658
  Xerox                                 1,379    13,914
                                                -----------
                                                296,828
                                                -----------
Materials -- 3.5%
  Air Products & Chemicals                185    17,671
  Lubrizol                                144    19,371
  Praxair                                 162    17,240
                                                -----------
                                                 54,282
                                                -----------

[FAITH SHARES LOGO]

Schedule of Investments O Baptist Values Fund




                                   Shares/Face
Description                          Amount       Market Value
---------------------------------- -------- ------------------
Telecommunication Services -- 2.8%
  American Tower, Cl A*                     290 $    15,170
  Crown Castle International*               332      14,230
  NII Holdings*                             338      14,054
                                                   -----------
                                                     43,454
                                                   -----------
Utilities -- 2.7%
  Exelon                                    319      13,446
  PG&E                                      302      13,916
  Xcel Energy                               595      14,476
                                                   -----------
                                                     41,838
                                                   -----------
Total Common Stock
     (Cost $1,250,709)                             1,522,898
                                                   -----------
RIGHTS -- 0.0%
Health Care -- 0.0%
  Sanofi-Aventis                            254         630
                                                   -----------
Total Rights (Cost $0)                                  630
                                                   -----------
TIME DEPOSIT -- 1.6%
  Brown Brothers Harriman Sweep
       0.029%, 05/02/11                $ 24,737      24,737
                                                   -----------
Total Time Deposit (Cost $24,737)                    24,737
                                                   -----------
Total Investments -- 100.0%
  (Cost $1,275,446)+                            $ 1,548,265
                                                   ===========


Percentages are based on Net Assets of $1,548,477.

*  -- Non-income  producing security.
++ -- Real Estate Investment Trust

Cl -- Class

+ At April 30, 2011, the tax basis cost of the Fund's investments was $1,275,446 and the unrealized appreciation and depreciation were $293,015 and $(20,196), respectively.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund's investments carried at value:


Investments in Securities              Level 1     Level 2  Level 3      Total
                                --- -------------- -------- ------- --- ----------
  Common Stock                  $   1,522,898      $  --    $   --   $  1,522,898
  Rights                                  630         --        --            630
  Time Deposit                            --        24,737      --         24,737
                                --- -------------- -------- ------- --- ----------
Total Investments in Securities $   1,523,528      $24,737 $    --   $  1,548,265
                                === ============== ======== ======= === ==========


For the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual financial statements.

[FAITH SHARES LOGO]

Schedule of Investments O Catholic Values Fund


April 30, 2011 (Unaudited)
------------------------------- ------ ---- -----------
Description                     Shares     Market Value
------------------------------- ------ ----------------
COMMON STOCK -- 98.2%
Consumer Discretionary -- 11.3%
  Gap                               1,245 $  28,934
  JC Penney                           994    38,219
  Johnson Controls                    914    37,474
  Kohl's                              484    25,512
  Limited Brands                    1,055    43,424
  McDonald's                          362    28,348
  NIKE, Cl B                          354    29,141
  Staples                           1,205    25,474
  Starbucks                           944    34,163
  Starwood Hotels & Resorts
         Worldwide                    543    32,347
  Tiffany                             603    41,872
                                            -----------
                                            364,908
                                            -----------
Consumer Staples -- 10.1%
  Avon Products                       915    26,882
  Campbell Soup                       705    23,681
  Clorox                              405    28,212
  Colgate-Palmolive                   327    27,583
  Estee Lauder, Cl A                  442    42,874
  General Mills                       679    26,196
  HJ Heinz                            578    29,611
  Kimberly-Clark                      418    27,613
  Procter & Gamble                    418    27,128
  Sysco                               894    25,846
  Whole Foods Market                  652    40,919
                                            -----------
                                            326,545
                                            -----------
Energy -- 11.3%
  Cimarex Energy                      333    36,827
  Denbury Resources*                1,539    34,735
  Devon Energy                        380    34,580
  EOG Resources                       240    27,098
  Marathon Oil                        791    42,746
  Newfield Exploration*               469    33,205
  Noble                               851    36,601
  Range Resources                     533    30,088
  Southwestern Energy*                593    26,009
  Spectra Energy                    1,268    36,823
  Ultra Petroleum*                    523    26,563
                                            -----------
                                            365,275
                                            -----------
Financials -- 14.6%
  Aflac                               604    33,939
  American Express                    628    30,822
  Bank of New York Mellon           1,004    29,076
  Charles Schwab                    1,715    31,402
  CME Group, Cl A                      85    25,140
  Comerica                            688    26,096
  Fifth Third Bancorp               1,940    25,744
  KeyCorp                           3,179    27,562
  Lincoln National                    953    29,762
  M&T Bank                            296    26,157
  New York Community Bancorp        1,631    27,075
  Northern Trust                      519    25,945
  T Rowe Price Group                  534    34,309
  US Bancorp                        1,182    30,519




                                              Market
Description                          Shares   Value
--------------------------------- ----------------------
  Vornado Realty Trust++               331 $  32,001
  XL Group, Cl A                     1,469    35,873
                                             ----------
                                             471,422
                                             ----------
Health Care -- 10.8%
  Abbott Laboratories                  543    28,258
  Aetna                                862    35,669
  Allergan                             430    34,211
  CIGNA                                748    35,029
  Gilead Sciences*                     734    28,509
  Hospira*                             470    26,663
  McKesson                             372    30,880
  Medtronic                            678    28,307
  Quest Diagnostics                    495    27,908
  Waters*                              368    36,064
  WellPoint                            480    36,859
                                             ----------
                                             348,357
                                             ----------
Industrials -- 12.5%
  Cooper Industries                    548    36,140
  CSX                                  480    37,771
  Cummins                              358    43,024
  Deere                                445    43,388
  Emerson Electric                     559    33,965
  First Solar*                         214    29,868
  Ingersoll-Rand                       673    33,987
  Norfolk Southern                     450    33,606
  Rockwell Automation                  491    42,781
  Tyco International                   689    33,582
  WW Grainger                          245    37,142
                                             ----------
                                             405,254
                                             ----------
Information Technology -- 18.7%
  Adobe Systems*                       798    26,773
  Agilent Technologies*                814    40,627
  Applied Materials                  1,930    30,282
  Autodesk*                            927    41,697
  Cisco Systems                      1,120    19,667
  Dell*                              1,860    28,849
  EMC*                               1,365    38,684
  Google, Cl A*                         53    28,837
  Hewlett-Packard                      552    22,284
  Intel                              1,227    28,454
  International Business Machines      200    34,116
  Microsoft                          1,002    26,072
  Motorola Mobility Holdings*          459    11,962
  Motorola Solutions*                  524    24,041
  Oracle                             1,145    41,277
  Salesforce.com*                      272    37,699
  Seagate Technology                 1,701    29,972
  Texas Instruments                  1,035    36,773
  Xerox                              2,792    28,171
  Yahoo!*                            1,693    30,051
                                             ----------
                                             606,288
                                             ----------
Materials -- 3.5%
  Air Products & Chemicals             374    35,725
  Alcoa                              2,363    40,171
  Lubrizol                             291    39,145
                                             ----------
                                             115,041
                                             ----------

[FAITH SHARES LOGO]

Schedule of Investments O Catholic Values Fund




                                          Shares/Face   Market
Description                                  Amount      Value
---------------------------------- --- -------------------------
Telecommunication Services -- 2.7%
  American Tower, Cl A*                         587 $    30,706
  Crown Castle International*                   672      28,802
  Sprint Nextel*                              5,693      29,490
                                                       ---------
                                                         88,998
                                                       ---------
Utilities -- 2.7%
  PG&E                                          611      28,155
  Public Service Enterprise Group               785      25,253
  Wisconsin Energy                            1,052      32,833
                                                       ---------
                                                         86,241
                                                       ---------
Total Common Stock
    (Cost $2,606,046)                                 3,178,329
                                                       ---------
RIGHTS -- 0.0%
Health Care --0.0%
  Sanofi-Aventis                                514       1,275
                                                       ---------
Total Rights (Cost $0)                                    1,275
                                                       ---------
TIME DEPOSIT -- 1.8%
  Brown Brothers Harriman Sweep
       0.029%, 05/02/11                   $ 57,531       57,531
                                                       ---------
Total Time Deposit (Cost $57,531)                        57,531
                                                       ---------
Total Investments -- 100.0%
  (Cost $2,663,577)+                                 $3,237,135
                                                       =========


Percentages are based on Net Assets of $3,237,675.

*  -- Non-income  producing security.
++ -- Real Estate Investment Trust

Cl -- Class

+ At April 30, 2011, the tax basis cost of the Fund's investments was $2,663,577 and the unrealized appreciation and depreciation were $617,169 and $(43,611), respectively.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund's investments carried at value:



Investments in Securities              Level 1     Level 2  Level 3       Total
                                --- -------------- -------- ------- --- ----------
  Common Stock                  $   3,178,329      $  --    $  --   $   3,178,329
  Rights                                1,275         --       --           1,275
  Time Deposit                            --        57,531     --          57,531
                                --- -------------- -------- ------- --- ----------
Total Investments in Securities $   3,179,604      $57,531  $  --   $   3,237,135
                                === ============== ======== ======= === ==========


For the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual financial statements.

[FAITH SHARES LOGO]

Schedule of Investments O Christian Values Fund




April 30, 2011 (Unaudited)
------------------------------- ------ ---- -----------
Description                     Shares     Market Value
------------------------------- ------ ----------------
COMMON STOCK -- 98.7%
Consumer Discretionary -- 11.1%
  Gap                               1,235 $  28,701
  Johnson Controls                    915    37,515
  Kohl's                              492    25,933
  Limited Brands                    1,051    43,259
  McDonald's                          371    29,053
  NIKE, Cl B                          357    29,388
  Nordstrom                           669    31,811
  Staples                           1,193    25,220
  Starbucks                           946    34,236
  Tiffany                             601    41,734
  TJX                                 574    30,778
                                            -----------
                                            357,628
                                            -----------
Consumer Staples -- 10.5%
  Avon Products                       923    27,118
  Campbell Soup                       711    23,882
  Clorox                              406    28,282
  Coca-Cola Enterprises               978    27,785
  Colgate-Palmolive                   328    27,667
  Estee Lauder, Cl A                  444    43,068
  General Mills                       686    26,466
  HJ Heinz                            577    29,560
  Procter & Gamble                    427    27,712
  Sara Lee                          1,783    34,234
  Whole Foods Market                  656    41,170
                                            -----------
                                            336,944
                                            -----------
Energy -- 11.4%
  Cimarex Energy                      333    36,827
  Denbury Resources*                1,535    34,645
  Devon Energy                        381    34,671
  EOG Resources                       240    27,098
  Marathon Oil                        795    42,962
  Newfield Exploration*               469    33,205
  Noble                               850    36,558
  Range Resources                     528    29,806
  Southwestern Energy*                594    26,053
  Spectra Energy                    1,260    36,590
  Ultra Petroleum*                    527    26,766
                                            -----------
                                            365,181
                                            -----------
Financials -- 14.5%
  Aflac                               603    33,882
  American Express                    627    30,773
  Bank of New York Mellon           1,005    29,105
  Charles Schwab                    1,699    31,108
  CME Group, Cl A                      85    25,141
  Comerica                            689    26,134
  Fifth Third Bancorp               1,915    25,412
  IntercontinentalExchange*           212    25,514
  KeyCorp                           3,173    27,510
  Lincoln National                    956    29,856
  M&T Bank                            309    27,306
  Northern Trust                      518    25,895
  State Street                        699    32,538
  T Rowe Price Group                  535    34,374
  US Bancorp                        1,168    30,158





Description                       Shares     Market Value
--------------------------------- ------ ----------------
  Vornado Realty Trust++              332 $  32,098
                                            ----------
                                            466,804
                                            ----------
Health Care -- 11.6%
  Aetna                               863    35,711
  Allergan                            431    34,291
  Biogen Idec*                        544    52,958
  Gilead Sciences*                    738    28,664
  Hospira*                            473    26,833
  McKesson                            374    31,046
  Medtronic                           678    28,306
  Quest Diagnostics                   494    27,851
  Varian Medical Systems*             504    35,381
  Waters*                             371    36,358
  WellPoint                           482    37,013
                                            ----------
                                            374,412
                                            ----------
Industrials -- 12.2%
  Cooper Industries                   549    36,206
  Cummins                             327    39,299
  Deere                               446    43,485
  Eaton                               716    38,327
  Emerson Electric                    560    34,026
  First Solar*                        218    30,426
  ITT                                 549    31,727
  Rockwell Automation                 490    42,694
  Rockwell Collins                    452    28,521
  Tyco International                  694    33,826
  United Technologies                 389    34,847
                                            ----------
                                            393,384
                                            ----------
Information Technology -- 18.5%
  Adobe Systems*                      808    27,109
  Analog Devices                      865    34,868
  Applied Materials                 1,962    30,784
  Autodesk*                           854    38,413
  Cisco Systems                     1,133    19,896
  Dell*                             1,879    29,143
  EMC*                              1,374    38,939
  Google, Cl A*                        53    28,837
  Hewlett-Packard                     554    22,365
  Intel                             1,231    28,547
  International Business Machines     202    34,457
  Microsoft                         1,005    26,150
  Motorola Mobility Holdings*         451    11,753
  Motorola Solutions*                 516    23,674
  Oracle                            1,145    41,277
  Paychex                             921    30,126
  Seagate Technology                1,709    30,113
  Symantec*                         1,760    34,584
  Texas Instruments                 1,040    36,951
  Xerox                             2,803    28,282
                                            ----------
                                            596,268
                                            ----------
Materials -- 3.4%
  Air Products & Chemicals            375    35,820
  Lubrizol                            291    39,146
  Praxair                             329    35,012
                                            ----------
                                            109,978
                                            ----------

[FAITH SHARES LOGO]

Schedule of Investments O Christian Values Fund




                                        Shares/Face
Description                               Amount    Market Value
--------------------------------- --- --------------------------
Telecommunication Services -- 2.7%
  American Tower, Cl A*                        591    $    30,915
  Crown Castle International*                  670         28,716
  NII Holdings*                                679         28,233
                                                        ---------
                                                           87,864
                                                        ---------
Utilities -- 2.8%
  PG&E                                         616         28,385
  Wisconsin Energy                           1,046         32,646
  Xcel Energy                                1,215         29,561
                                                        ---------
                                                           90,592
                                                        ---------
Total Common Stock                                      3,179,055
    (Cost $2,536,553)                                   ---------

RIGHTS -- 0.0%
Health Care -- 0.0%
  Sanofi-Aventis                               514          1,275
                                                        ---------
Total Rights (Cost $0)                                      1,275
                                                        ---------
TIME DEPOSIT -- 1.3%
  Brown Brothers Harriman Sweep
       0.029%, 05/02/11             $       41,662         41,662
                                                        ---------
Total Time Deposit (Cost $41,662)                          41,662
                                                        ---------
Total Investments -- 100.0%
  (Cost $2,578,215)+                                  $ 3,221,992
                                                        =========


Percentages are based on Net Assets of $3,221,883.

*  -- Non-income  producing security.
++ -- Real Estate Investment Trust
Cl -- Class
+ At April 30, 2011, the tax basis cost of the Fund's investments was $2,578,215 and the unrealized appreciation and depreciation were $666,745 and $(22,968), respectively.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund's investments carried at value:


Investments in Securities              Level 1     Level 2  Level 3      Total
                                --- -------------- -------- ------- --- ----------
  Common Stock                  $   3,179,055      $  --    $  --   $   3,179,055
  Rights                                1,275         --       --           1,275
  Time Deposit                            --        41,662     --          41,662
                                --- -------------- -------- ------- --- ----------
Total Investments in Securities $   3,180,330      $41,662  $  --   $   3,221,992
                                === ============== ======== ======= === ==========


For the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual financial statements.

[FAITH SHARES LOGO]

Schedule of Investments O Lutheran Values Fund




April 30, 2011 (Unaudited)
------------------------------- ------ ---- -----------
Description                     Shares     Market Value
------------------------------- ------ ----------------
COMMON STOCK -- 98.5%
Consumer Discretionary -- 11.5%
  Gap                                 604 $  14,037
  JC Penney                           482    18,533
  Johnson Controls                    443    18,163
  Kohl's                              245    12,914
  Limited Brands                      512    21,074
  McDonald's                          184    14,409
  NIKE, Cl B                          172    14,159
  Staples                             584    12,346
  Starbucks                           458    16,575
  Tiffany                             293    20,346
  TJX                                 279    14,960
                                            -----------
                                            177,516
                                            -----------
Consumer Staples -- 10.4%
  Avon Products                       444    13,045
  Campbell Soup                       342    11,488
  Clorox                              191    13,305
  Colgate-Palmolive                   152    12,821
  Estee Lauder, Cl A                  215    20,855
  General Mills                       329    12,693
  HJ Heinz                            275    14,088
  Procter & Gamble                    212    13,759
  Sara Lee                            857    16,454
  Sysco                               413    11,940
  Whole Foods Market                  316    19,832
                                            -----------
                                            160,280
                                            -----------
Energy -- 11.7%
  Chesapeake Energy                   512    17,239
  Cimarex Energy                      162    17,916
  Denbury Resources*                  747    16,860
  Devon Energy                        180    16,380
  Marathon Oil                        384    20,751
  Newfield Exploration*               228    16,142
  Noble                               413    17,763
  Range Resources                     259    14,621
  Southwestern Energy*                288    12,632
  Spectra Energy                      596    17,308
  Ultra Petroleum*                    246    12,494
                                            -----------
                                            180,106
                                            -----------
Financials -- 14.5%
  Aflac                               293    16,464
  American Express                    305    14,969
  Bank of New York Mellon             487    14,104
  CME Group, Cl A                      41    12,126
  Comerica                            334    12,669
  Fifth Third Bancorp                 941    12,487
  IntercontinentalExchange*           105    12,637
  KeyCorp                           1,542    13,369
  Lincoln National                    462    14,428
  M&T Bank                            143    12,637
  New York Community Bancorp          791    13,131
  Northern Trust                      252    12,597
  State Street                        341    15,874
  T Rowe Price Group                  254    16,319
  US Bancorp                          556    14,356





Description                         Shares   Market Value
---------------------------------   ------ ----------------
  Vornado Realty Trust++              161 $  15,565
                                            -----------
                                            223,732
                                            -----------
Health Care -- 9.8%
  Aetna                               418    17,297
  Allergan                            209    16,628
  Baxter International                301    17,127
  Becton Dickinson                    178    15,297
  Gilead Sciences*                    356    13,827
  Hospira*                            228    12,934
  Johnson & Johnson                   217    14,261
  Life Technologies*                  250    13,800
  Medtronic                           316    13,193
  Waters*                             178    17,444
                                            -----------
                                            151,808
                                            -----------
Industrials -- 12.4%
  Cooper Industries                   266    17,543
  CSX                                 233    18,335
  Cummins                             174    20,911
  Deere                               216    21,060
  Emerson Electric                    271    16,466
  FedEx                               164    15,690
  First Solar*                        104    14,515
  Rockwell Automation                 238    20,737
  Rockwell Collins                    220    13,882
  United Parcel Service, Cl B         206    15,444
  WW Grainger                         119    18,040
                                            -----------
                                            192,623
                                            -----------
Information Technology -- 19.2%
  Adobe Systems*                      387    12,984
  Agilent Technologies*               395    19,715
  Applied Materials                   979    15,360
  Autodesk*                           450    20,241
  Cisco Systems                       568     9,974
  Dell*                               903    14,006
  EMC*                                662    18,761
  Google, Cl A*                        25    13,603
  Hewlett-Packard                     266    10,738
  Intel                               595    13,798
  International Business Machines     101    17,229
  Microsoft                           486    12,645
  Motorola Mobility Holdings*         220     5,733
  Motorola Solutions*                 251    11,516
  Oracle                              556    20,044
  Salesforce.com*                     132    18,295
  Seagate Technology                  825    14,536
  Symantec*                           852    16,742
  Texas Instruments                   496    17,623
  Xerox                             1,355    13,672
                                            -----------
                                            297,215
                                            -----------
Materials -- 3.6%
  Air Products & Chemicals            181    17,289
  Alcoa                             1,146    19,482
  Lubrizol                            141    18,968
                                            -----------
                                             55,739
                                            -----------

[FAITH SHARES LOGO]

Schedule of Investments O Lutheran Values Fund




                                        Shares/Face    Market
Description                                Amount       Value
--------------------------------- --- -------------------------
Telecommunication Services -- 2.8%
  American Tower, Cl A*                        285 $    14,908
  Crown Castle International*                  326      13,973
  Sprint Nextel*                             2,762      14,307
                                                      ---------
                                                        43,188
                                                      ---------
Utilities -- 2.6%
  PG&E                                         285      13,133
  Public Service Enterprise Group              381      12,257
  Xcel Energy                                  593      14,427
                                                      ---------
                                                        39,817
                                                      ---------
Total Common Stock
    (Cost $1,251,989)                                 1,522,024
                                                      ---------
RIGHTS -- 0.0%
Health Care -- 0.0%
  Sanofi-Aventis                               249         618
                                                      ---------
Total Rights (Cost $0)                                     618
                                                      ---------
TIME DEPOSIT -- 1.5%
  Brown Brothers Harriman Sweep
       0.029%, 05/02/11                  $  23,809      23,809
                                                      ---------
Total Time Deposit (Cost $23,809)                       23,809
                                                      ---------
Total Investments -- 100.0%
  (Cost $1,275,798)+                               $ 1,546,451
                                                      =========


Percentages are based on Net Assets of $1,546,529.

*  -- Non-income  producing security.
++ -- Real Estate Investment Trust
Cl -- Class
+ At April 30, 2011, the tax basis cost of the Fund's investments was $1,275,798 and the unrealized appreciation and depreciation were $292,425 and $(21,772), respectively.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund's investments carried at value:



Investments in Securities              Level 1     Level 2  Level 3      Total
                                --- -------------- -------- ------- --- ----------
  Common Stock                  $   1,522,024       $  --     $ --   $   1,522,024
  Rights                                 618           --       --             618
  Time Deposit                            --         23,809     --          23,809
                                --- --------------- -------- ------- --- ----------
Total Investments in Securities $   1,522,642       $23,809   $ --   $   1,546,451
                                === =============== ======== ======= === ==========

For the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.


For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual financial statements.

[FAITH SHARES LOGO]

Schedule of Investments O Methodist Values Fund




April 30, 2011 (Unaudited)
------------------------------- --------- --- ------------
Description                     Shares        Market Value
------------------------------- --------- --- ------------
COMMON STOCK -- 97.4%
Consumer Discretionary -- 11.3%
  Gap                                638  $        14,827
  Johnson Controls                   460           18,860
  Kohl's                             236           12,439
  Limited Brands                     537           22,103
  McDonald's                         175           13,704
  NIKE, Cl B                         177           14,571
  Staples                            619           13,086
  Starbucks                          475           17,190
  Starwood Hotels & Resorts
         Worldwide                   278           16,561
  Tiffany                            307           21,318
  TJX                                291           15,603
                                              ------------
                                                  180,262
                                              ------------
Consumer Staples -- 10.2%
  Avon Products                      455           13,368
  Campbell Soup                      383           12,865
  Clorox                             203           14,141
  Colgate-Palmolive                  164           13,833
  Estee Lauder, Cl A                 221           21,437
  General Mills                      336           12,963
  HJ Heinz                           293           15,010
  Kellogg                            225           12,886
  Procter & Gamble                   203           13,175
  Sysco                              468           13,530
  Whole Foods Market                 326           20,460
                                              ------------
                                                  163,668
                                              ------------
Energy -- 10.7%
  Cimarex Energy                     169           18,690
  Denbury Resources*                 781           17,627
  Devon Energy                       191           17,381
  Marathon Oil                       395           21,346
  Newfield Exploration*              238           16,850
  Noble                              430           18,494
  Range Resources                    274           15,467
  Southwestern Energy*               299           13,114
  Spectra Energy                     649           18,847
  Ultra Petroleum*                   260           13,206
                                              ------------
                                                  171,022
                                              ------------
Financials -- 14.9%
  Aflac                              305           17,138
  American Express                   318           15,608
  Bank of New York Mellon            506           14,654
  BlackRock, Cl A                     85           16,655
  Charles Schwab                     881           16,131
  CME Group, Cl A                     43           12,718
  Comerica                           347           13,162
  IntercontinentalExchange*          112           13,479
  KeyCorp                          1,610           13,959
  Lincoln National                   478           14,928
  M&T Bank                           135           11,930
  Northern Trust                     263           13,147
  State Street                       358           16,665
  T Rowe Price Group                 269           17,283
  US Bancorp                         609           15,724





Description                     Shares        Market Value
------------------------------- --------- --- ------------
  Vornado Realty Trust++             166     $     16,049
                                             ------------
                                                  239,230
                                             ------------
Health Care -- 9.8%
  Aetna                              414           17,131
  Allergan                           216           17,185
  Baxter International               311           17,696
  Becton Dickinson                   185           15,899
  Bristol-Myers Squibb               513           14,415
  Gilead Sciences*                   368           14,293
  Hospira*                           235           13,332
  Johnson & Johnson                  225           14,787
  Medtronic                          342           14,278
  Waters*                            182           17,836
                                             ------------
                                                  156,852
                                             ------------
Industrials -- 12.7%
  CH Robinson Worldwide              224           17,960
  Cooper Industries                  275           18,136
  Cummins                            181           21,752
  Deere                              223           21,742
  Eaton                              356           19,057
  Emerson Electric                   281           17,074
  First Solar*                       103           14,376
  Rockwell Automation                248           21,608
  Tyco International                 343           16,718
  United Parcel Service, Cl B        214           16,044
  WW Grainger                        123           18,647
                                             ------------
                                                  203,114
                                             ------------
Information Technology -- 18.7%
  Adobe Systems*                     392           13,151
  Agilent Technologies*              411           20,513
  Applied Materials                  942           14,780
  Autodesk*                          465           20,916
  Cisco Systems                      553            9,711
  Dell*                              919           14,254
  EMC*                               680           19,271
  Google, Cl A*                       27           14,691
  Hewlett-Packard                    277           11,182
  Intel                              615           14,262
  International Business
         Machines                     99           16,887
  Microsoft                          502           13,062
  Motorola Mobility
         Holdings*                   228            5,941
  Motorola Solutions*                260           11,929
  Oracle                             578           20,837
  Paychex                            466           15,243
  Seagate Technology                 851           14,995
  Texas Instruments                  517           18,369
  Xerox                            1,398           14,106
  Yahoo!*                            844           14,981
                                             ------------
                                                  299,081
                                             ------------
Materials -- 3.6%
  Air Products & Chemicals           187           17,862
  Alcoa                            1,209           20,553
  Lubrizol                           146           19,640
                                             ------------
                                                   58,055
                                             ------------

[FAITH SHARES LOGO]

Schedule of Investments O Methodist Values Fund




                                   Shares/Face
Description                          Amount    Market Value
----------------------------- ---- ----------- -------------
Telecommunication Services -- 2.8%
  American Tower, Cl A*                    293 $     15,327
  Crown Castle International*              340       14,572
  NII Holdings*                            350       14,553
                                                   ---------
                                                     44,452
                                                   ---------
Utilities -- 2.7%
  Exelon                                   327       13,783
  PG&E                                     303       13,962
  Xcel Energy                              610       14,842
                                                   ---------
                                                     42,587
                                                   ---------
Total Common Stock
    (Cost $1,334,150)                             1,558,323
                                                   ---------
RIGHTS -- 0.0%
Health Care -- 0.0%
  Sanofi-Aventis                           258          640
                                                   ---------
Total Rights (Cost $0)                                  640
                                                   ---------
TIME DEPOSIT -- 2.6%
  Brown Brothers Harriman Sweep
       0.029%, 05/02/11               $ 41,490       41,490
                                                   ---------
Total Time Deposit (Cost $41,490)                    41,490
                                                   ---------
Total Investments -- 100.0%
  (Cost $1,375,640)+                            $ 1,600,453
                                                   =========


Percentages are based on Net Assets of $1,600,326.

*  -- Non-income  producing security.
++ -- Real Estate Investment Trust

Cl -- Class

+ At April 30, 2011, the tax basis cost of the Fund's investments was $1,375,640 and the unrealized appreciation and depreciation were $257,845 and $(33,032), respectively.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund's investments carried at value:


Investments in Securities              Level 1     Level 2  Level 3      Total
                                --- -------------- -------- ------- --- ----------
  Common Stock                  $   1,558,323      $  --    $  --   $  1,558,323
  Rights                                 640          --       --            640
  Time Deposit                            --        41,490     --         41,490
                                --- -------------- -------- ------- --- ----------
Total Investments in Securities $   1,558,963      $41,490  $  --   $  1,600,453
                                === ============== ======== ======= === ==========



For the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual financial statements.

ITEM 2.          CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   FaithShares Trust


By (Signature and Title)*                      /s/ J. Garrett Stevens
                                               -----------------------
                                               J. Garrett Stevens
                                               CEO


Date:  June 22, 2011



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ J. Garrett Stevens
                                               ----------------------
                                               J. Garrett Stevens
                                               CEO


Date:  June 22, 2011


By (Signature and Title)*                      /s/ Thompson S. Phillips, Jr.
                                               -----------------------------
                                               Thompson S. Phillips, Jr
                                               Treasurer




Date:  June 22, 2011


* Print the name and title of each signing officer under his or her signature.